Long-Term Debt, net	6 Months Ended
Jun. 30, 2022
Long-Term Debt, net

8     Long-Term Debt, net

Long-term debt, net consisted of the following (in thousands):

	Balance as of	Balance as of
Credit Facility	June 30, 2022	December 31, 2021
Citibank/Natwest $815 mil. Facility	$463,500	$774,250
BNP Paribas/Credit Agricole $130 mil. Facility	130,000	—
Senior unsecured notes	300,000	300,000
Macquarie Bank $58 mil. Facility	—	45,600
SinoPac $13.3 mil. Facility	—	10,800
Eurobank $30.0 mil. Facility	—	21,375
Fair value of debt adjustment	(8,351)	(9,990)
Total long-term debt	$885,149	$1,142,035
Less: Deferred finance costs, net	(23,379)	(28,369)
Less: Current portion	(71,500)	(95,750)
Total long-term debt net of current portion and deferred finance cost	$790,270	$1,017,916

On May 12, 2022, the Company early extinguished $270.0 million of the outstanding Natwest loan principal of the Citibank/Natwest $815 mil. Facility, which reduced the future quarterly instalments of the remaining Citibank facility to $12.9 million and the balloon payment at maturity was reduced to $309.0 million. Additionally, the reference to LIBOR was replaced with daily non-cumulative compounded secured overnight financing rate administered and published by the Federal Reserve Bank of New York (“SOFR”) plus credit spread adjustment. Additionally, the Company early repaid (i) $43.0 million loan outstanding with Macquarie Bank (ii) $20.6 million loan outstanding with Eurobank and (iii) $9.8 million loan outstanding with SinoPac in the three months ended June 30, 2022. These debt extinguishments resulted in a total net gain on debt extinguishment of $22.9 million in the six months ended June 30, 2022 compared to total net gain on debt extinguishment of $111.6 million related to the debt refinancing on April 12, 2021. The Company incurred interest expense amounting of $13.6 million (including interest on leaseback obligations), out of which $0.7 million was capitalized in the six months ended June 30, 2022 compared to $14.3 million of interest expense incurred (including interest on leaseback obligations) and none capitalized in the six months ended June 30, 2021.

In June 2022, the Company drew down $130.0 million of senior secured term loan facility from BNP Paribas and Credit Agricole, which is secured by six 5,466 TEU sister vessels acquired in 2021. This facility is repayable in eight quarterly instalments of $5.0 million, twelve quarterly instalments of $1.9 million together with a balloon payment of $67.2 million payable over five-year term. The facility bears interest at daily non-cumulative compounded RFR rate plus a margin of 2.16% as adjusted by the sustainability margin adjustment.

On February 11, 2021, the Company issued in a private placement, $300.0 million aggregate principal amount of senior unsecured notes, which bear interest at a fixed rate of 8.50% per annum and mature on March 1, 2028. At any time on or after March 1, 2024, March 1, 2025 and March 1, 2026 the Company may elect to redeem all or any portion of the notes, respectively, at a price equal to 104.25%, 102.125% and 100%, respectively, of the principal amount being redeemed. Prior to March 1, 2024 the Company may redeem up to 35% of the aggregate principal of the notes from equity offering proceeds at a price equal to 108.50% within 90 days after the equity offering closing. Interest payments on the notes are payable semi-annually commencing on September 1, 2021. $9.0 million of bond issuance costs were deferred over the life of the bond and recognized through the new effective interest method.

As of June 30, 2022, there was no remaining borrowing availability under the Company’s credit facilities. The Company was in compliance with the financial covenants contained in the credit facilities agreements as of June 30, 2022 and December 31, 2021.

8     Long-Term Debt, net (Continued)

As of June 30, 2022, each of the secured credit facilities is collateralized by first preferred mortgages over the vessels financed, general assignment of all hire freights, income and earnings, the assignment of their insurance policies, as well as any proceeds from the sale of mortgaged vessels, stock pledges and benefits from corporate guarantees. As of June 30, 2022, fifty-four of the Company’s vessels having a net carrying value of $1,852.2 million, were subject to first preferred mortgages as collateral to the Company’s secured credit facilities.

The scheduled debt maturities of long-term debt subsequent to June 30, 2022 are as follows (in thousands):

Principal
Payments due by period ended	repayments
June 30, 2023	71,500
June 30, 2024	71,500
June 30, 2025	368,100
June 30, 2026	7,600
June 30, 2027	74,800
Thereafter	300,000
Total long-term debt	$893,500

The Citibank/Natwest $815 million and BNP Paribas/Credit Agricole $130 million senior secured credit facilities contain a requirement to maintain minimum fair market value of collateral vessels to loan value coverage of 120% and 125%, respectively, and financial covenants requiring to maintain the following:

(i)	minimum liquidity of $30.0 million;
(ii)	maximum consolidated debt (less cash and cash equivalents) to consolidated EBITDA ratio of 6.5x; and
(iii)	minimum consolidated EBITDA to net interest expense ratio of 2.5x.